Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income
Interest and fees on loans	$ 8,187	$ 2,953	$ 1,295
Interest on investment securities	648	354	145
Interest on deposits at banks	1,556	106	11
Total interest income	10,391	3,413	1,451
Interest expense
Deposits	2,497	335	33
Borrowings	1,182	132	28
Total interest expense	3,679	467	61
Net interest income	6,712	2,946	1,390
Provision (benefit) for credit losses	1,375	645	(37)
Net interest income after provision for credit losses	5,337	2,301	1,427
Noninterest income
Rental income on operating lease equipment	971	864	0
Realized (loss) gain on sale of investment securities available for sale, net	(26)	0	33
Fair value adjustment on marketable equity securities, net	(11)	(3)	34
Bank-owned life insurance	8	32	3
Gain on sale of leasing equipment, net	20	15	0
Gain on acquisition	9,808	431	0
Gain on extinguishment of debt	0	7	0
Other noninterest income	120	97	36
Total noninterest income	12,075	2,136	508
Noninterest expense
Depreciation on operating lease equipment	371	345	0
Maintenance and other operating lease expenses	222	189	0
Salaries and benefits	2,636	1,408	759
Net occupancy expense	244	191	117
Equipment expense	422	216	119
Professional fees	73	45	20
Third-party processing fees	203	103	60
FDIC insurance expense	158	31	14
Marketing expense	102	53	10
Acquisition-related expenses	470	231	29
Intangible asset amortization	57	23	12
Other noninterest expense	377	240	94
Total noninterest expense	5,335	3,075	1,234
Income before income taxes	12,077	1,362	701
Income tax expense	611	264	154
Net income	11,466	1,098	547
Preferred stock dividends	59	50	18
Net income available to common stockholders, basic	11,407	1,048	529
Net income available to common shareholders, diluted	$ 11,407	$ 1,048	$ 529
Earnings per common share
Basic (in dollars per share)	$ 785.14	$ 67.47	$ 53.88
Diluted (in dollars per share)	$ 784.51	$ 67.40	$ 53.88
Weighted average common shares outstanding
Basic (in shares)	14,527,902	15,531,924	9,816,405
Diluted (in shares)	14,539,613	15,549,944	9,816,405
Fee income and other service charges
Noninterest income
Noninterest income	$ 268	$ 155	$ 35
Client investment fees
Noninterest income
Noninterest income	157	0	0
Wealth management services
Noninterest income
Noninterest income	188	142	129
International fees
Noninterest income
Noninterest income	93	10	7
Service charges on deposit accounts
Noninterest income
Noninterest income	156	98	95
Factoring commissions
Noninterest income
Noninterest income	82	104	0
Cardholder services, net
Noninterest income
Noninterest income	139	102	87
Merchant services, net
Noninterest income
Noninterest income	48	35	33
Insurance commissions
Noninterest income
Noninterest income	$ 54	$ 47	$ 16